Preferred Stock (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				9 Months Ended	3 Months Ended		9 Months Ended					0 Months Ended					12 Months Ended		0 Months Ended		0 Months Ended	9 Months Ended	0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Aug. 27, 2013	Aug. 27, 2013 Convertible Preferred Stock [Member] Series 1 Convertible Preferred Stock [Member]	Sep. 30, 2013 Convertible Preferred Stock [Member]	Sep. 30, 2013 Series A1 Designated Convertible Preferred Stock [Member]	Sep. 30, 2012 Series A1 Designated Convertible Preferred Stock [Member]	Sep. 30, 2013 Series A1 Designated Convertible Preferred Stock [Member]	Sep. 30, 2012 Series A1 Designated Convertible Preferred Stock [Member]	Aug. 27, 2013 Series A1 Designated Convertible Preferred Stock [Member]	May 26, 2011 Series A1 Designated Convertible Preferred Stock [Member]	May 26, 2011 Series A2 Designated Convertible Preferred Stock [Member]	May 27, 2011 Series A-1 [Member]	Dec. 31, 2012 Series A-1 [Member]	Dec. 31, 2011 Series A-1 [Member]	Dec. 31, 2012 Series A-2 [Member]	Dec. 31, 2011 Series A-2 [Member]	Dec. 31, 2012 Series A [Member]	Dec. 31, 2011 Series A [Member]	May 27, 2011 Series A-1 [Member]	Dec. 31, 2012 Series A-1 [Member]	Aug. 27, 2013 Series 1 Convertible Preferred Stock [Member]	Sep. 30, 2013 Series 1 Convertible Preferred Stock [Member]	May 26, 2011 Series A Preferred Stock [Member]	May 27, 2011 Series A1 Designated Convertible Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred Stock, Shares Authorized	10,000,000		10,000,000		10,000,000	10,000,000		3,663							4,500,000	4,500,000		4,500,000	4,500,000	4,500,000	4,500,000
Convertible Preferred Stock, Shares Issued upon Conversion								2,515.3436	4,977,345													10	10			0.0998		9.939
Ownership Cap, Threshold Percentage																						9.985%	9.985%
Preferred Stock, Dividend Rate, Percentage																						5.00%	5.00%					5.00%
Shares, Issued																								2,937,499.97
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001																	$ 5.20		$ 0.001			$ 5.20
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)									$ 8,842,256								$ 10,724,991							$ 10,724,991					$ 10,724,991
Payments of Stock Issuance Costs (in Dollars)			2,791,359						118,413															886,422			472,796		886,422
Equity Instrument, Convertible, Beneficial Conversion Feature (in Dollars)																								9,250,009
Dividends Payable (in Dollars)														1,806,913											1,259,742
Dividends, Preferred Stock, Stock (in Dollars)	131,219	201,612	547,171	597,401	801,534	458,208
Stock Issued During Period, Shares, New Issues																										2,987.0167			2,937,499.97
Preferred Stock, Shares Issued	3,633.0518		3,633.0518		2,937,500	2,937,500																				646.0351	3,633.0518
Preferred Stock, Shares Outstanding	3,633.0518		3,633.0518		2,937,500	2,937,500			4,567,066																		3,633.0518
Accretion On Series 1 Convertible Preferred Stock Associated With Beneficial Conversion Feature (in Dollars)	702,970		702,970
Dividends, Preferred Stock (in Dollars)										$ 131,219	$ 201,612	$ 547,171	$ 597,401